Earnings per share (Tables)	3 Months Ended
Mar. 31, 2021
Summary of Weighted average number of common shares outstanding

	Three months
	ended March 31,
	2021	2020
Issued common shares at beginning of period	77,961,151	71,218,706
Effect of shares issued	8,333	379,121
Weighted average number of common shares outstanding - basic	77,969,484	71,597,827
Weighted average number of shares outstanding - diluted	77,969,484	71,597,827